Financial Instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2021 are expected to occur and be reclassified to the consolidated statement of income over a period of two years.
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2020 and 2021, or revenues for the year ended March 31, 2019, 2020 and 2021.
Fair value of sale of shares	₨ 1,256
Cummulative gain on sale of shares through other comprehensive income	884
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest expense	829
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 1,525	₨ 957
Increase/decrease in respective foreign currencies compared to functional currency	1.00%	1.00%
Increase in spot exchange rate of the Indian rupee with the U.S. dollar	₨ 1
Decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Increase in the fair value of foreign currency dollar denominated derivative instruments	2,845
Decrease in the fair value of foreign currency dollar denominated derivative instruments	3,095
Increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	1,395
Decrease in the fair value of foreign currency dollar denominated derivative instruments in statement of income	1,395
Increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	1,450
Decrease in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	₨ 1,700